Inventories - Summary of Inventories (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Raw materials and consumables	£ 1,170	£ 1,195
Work in progress	2,395	2,505
Finished goods	2,431	2,247
Total	£ 5,996	£ 5,947